Financial assets at fair value through other comprehensive income - Disclosure Of Voluntary Debt Swap (Details) - ARS ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023
April 28, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered		$ 19,027,714,460
May 19, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered		7,000,000,000
May 31, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered		6,840,800,244
June 30, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered		5,532,343,136
April 14, 2024 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Volunary Debt Swap Securities Received		13,237,176,685
October 14, 2024 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Volunary Debt Swap Securities Received		17,649,568,913
February 14, 2025 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Volunary Debt Swap Securities Received		$ 13,237,176,685
June 16, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered	$ 2,159,998,000
July 18, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered	35,863,500,000
August 13, 2023 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered	3,622,490,577
December 13, 2024 [member]
Disclosure Of Voluntary Debt Swap [Line Items]
Voluntary debt swap securities delivered	$ 71,442,000,014